REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
REVENUE
REVENUE
4.	REVENUE

Sun Country is a certificated air carrier generating Operating Revenues from Scheduled service, Charter service, Ancillary, Cargo and Other revenue. Scheduled service revenue mainly consists of base fares. Charter service revenue is primarily generated through service provided to the U.S. Department of Defense, collegiate and professional sports teams and casinos. Ancillary revenues consist of revenue earned from air travel-related services such as baggage fees, seat selection fees and on-board sales. Cargo consists of revenue earned from flying cargo aircraft under the ATSA. Other revenue consists primarily of revenue from services in connection with Sun Country Vacation products.

The significant categories comprising Operating Revenues are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Scheduled service	$67,073	$17,882	$121,693	$132,110
Charter service	28,898	8,491	54,703	37,718
Ancillary	29,159	4,968	52,929	39,999
Passenger	125,130	31,341	229,325	209,827
Cargo	22,098	3,219	43,684	3,219
Other	1,961	816	3,793	2,660
Total Operating Revenue	$149,189	$35,376	$276,802	$215,706

4.	REVENUE (continued)

The Company attributes and measures its Operating Revenue by geographic region as defined by the Department of Transportation for airline reporting based upon the origin of each passenger and cargo flight segment.

The Company’s operations are highly concentrated in the U.S. but include service to many international locations, primarily based on scheduled service to Latin America during the winter season and on military charter services.

Total Operating Revenue by geographic region are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Domestic	$142,774	$34,307	$262,020	$197,345
Latin America	6,266	1,038	14,228	18,114
Other	149	31	554	247
Total Operating Revenue	$149,189	$35,376	$276,802	$215,706

Contract Balances

The Company’s contract assets primarily relate to costs incurred to get the 12 Amazon cargo aircraft ready for service. The balances are included in Other Current Assets and Other Assets on the Condensed Consolidated Balance Sheets. The amount expensed during the three and six months ended June 30, 2021 was $169 and $307, respectively, and is included in Maintenance expense. There was nothing expensed in the six months ended June 30, 2020, since the Amazon cargo services were just getting started.

The Company’s significant contract liabilities are comprised of 1) ticket sales for transportation that has not yet been provided (reported as Air Traffic Liabilities on the Condensed Consolidated Balance Sheets), 2) outstanding loyalty points that may be redeemed for future travel and other non-air travel awards (reported as Loyalty Program Liabilities on the Condensed Consolidated Balance Sheets) and 3) the Amazon Deferred Up-front Payment received (reported within Other Liabilities on the Condensed Consolidated Balance Sheets).

Contract Assets and Liabilities are as follows:

	June 30, 2021	December 31, 2020
Contract Assets
Costs to fulfill contract with Amazon	$3,203	$3,614
Air Traffic Liabilities	$113,771	$101,075
Loyalty Program Liabilities	20,877	22,069
Amazon Deferred Up-front Payment	4,772	5,240
Total Contract Liabilities	$139,420	$128,384

The balance in the Air Traffic Liabilities fluctuates with seasonal travel patterns. Most tickets can be purchased no more than twelve months in advance, therefore any revenue associated with tickets sold for future travel will be recognized within that timeframe. For the six month period ended June 30, 2021, $82,206 of revenue was recognized in Passenger revenue that was included in the Air Traffic Liabilities as of December 31, 2020.

4.	REVENUE (continued)

As part of the ATSA executed in December 2019, Amazon paid the Company $10,300 toward start-up costs. Upon signing the ATSA, Amazon received 632,183 fully vested warrants to purchase the Company’s common stock, with a fair value of $4,667. This fair value was assigned to a portion of the $10,300 cash received from Amazon and the remaining $5,633 was recorded in Other Liabilities on the Company's Condensed Consolidated Balance Sheet. This deferred up-front payment is being amortized into revenue on a pro-rata basis over the initial six years of the ATSA. For the three and six months ended June 30, 2021, $237 and $468 was amortized into Cargo revenue, respectively. For each of the three and six months ended June 30, 2020, $38 was amortized into Cargo revenue.

Loyalty Program

The Sun Country Rewards program provides loyalty awards to program members based on accumulated loyalty points. Loyalty points are earned as a result of travel and purchases using the Company’s co- branded credit card. The balance of the Loyalty Program Liabilities fluctuates based on seasonal patterns, which impact the volume of loyalty points awarded through travel or issued to co-branded credit card and other partners (deferral of revenue) and loyalty points redeemed (recognition of revenue).

Changes in the Loyalty Program Liabilities are as follows:

	2021	2020
Balance—January 1	$22,069	$22,892
Loyalty Points Earned	1,904	2,621
Loyalty Points Redeemed(1)	(3,096)	(3,395)
Balance—June 30	$20,877	$22,118
(1)	Principally relates to revenue recognized from the redemption of loyalty points for both air and non-air travel awards. Loyalty points are combined in one homogenous pool and are not separately identifiable. As such, the revenue recognized is comprised of points that were part of the Loyalty Program Liabilities balance at the beginning of the period, as well as points that were earned during the period.

The timing of loyalty point redemptions can vary significantly, however most new points, that are not left to expire, are redeemed within two years. Given the inherent uncertainty of the current operating environment due to COVID-19, the Company will continue to monitor redemption patterns and will adjust estimates in the future, which could be material.

5. REVENUE

Sun Country is a certified air carrier generating Operating Revenues from Scheduled service, Charter service, Ancillary, Cargo and Other revenue. Scheduled service revenue mainly consists of base fares. Charter service revenue is primarily generated through service provided to the U.S. Department of Defense, collegiate and professional sports teams and casinos. Ancillary revenues consist of revenue earned from air travel-related services such as baggage fees, seat selection fees and on-board sales. Cargo consists of revenue earned from flying cargo aircraft under the Amazon Agreement. Other revenue consists primarily of revenue from services in connection with Sun Country Vacation products.

The significant categories comprising Operating Revenues are as follows:

	Successor			Predecessor
	Year Ended December 31,		For the Period April 11, 2018 to	For the Period January 1, 2018 to
	2020	2019	December 31, 2018	April 10, 2018
Scheduled service	$193,047	$396,113	$224,507	$132,234
Charter service	98,130	174,562	111,317	40,663
Ancillary(1)	68,055	118,158	—	—
Passenger	359,232	688,833	335,824	172,897
Cargo	36,809	—	—	—
Ancillary(1)	—	—	41,065	15,670
Other	5,445	12,551	8,042	8,885
Total Operating Revenue	$401,486	$701,384	$384,931	$197,452
(1)The classification of Ancillary changed as a result of the adoption of ASC 606.

The Company attributes and measures its Operating Revenue by geographic region as defined by the DOT for airline reporting based upon the origin of each passenger and cargo flight segment.

The Company’s operations are highly concentrated in the U.S. but include service to many international locations, primarily based on scheduled service to Latin America during the winter season and on military charter services.

Total Operating Revenue by geographic region are as follows:

	Successor			Predecessor
	Year Ended December 31,		For the Period April 11, 2018 to	For the Period January 1, 2018 to
	2020	2019	December 31, 2018	April 10, 2018
Domestic	$382,463	$666,332	$368,456	$173,995
Latin America	18,515	33,716	15,628	23,003
Other	508	1,336	847	454
Total Operating Revenue	$401,486	$701,384	$384,931	$197,452

Contract Balances

The Company’s contract assets primarily relate to costs incurred to get the 12 Amazon cargo aircraft ready for service. The balances are included in Other Current Assets and Other Assets on the Consolidated Balance Sheets. The amount expensed during 2020 was $271 and is included in Maintenance expense.

The Company’s significant contract liabilities are comprised of 1) ticket sales for transportation that has not yet been provided (reported as Air Traffic Liabilities on the Consolidated Balance Sheets), 2) outstanding loyalty points that may be redeemed for future travel and other non-air travel awards (reported as Loyalty Program Liabilities on the Consolidated Balance Sheets) and 3) Amazon start-up cost payments received (reported within Other Liabilities on the Consolidated Balance Sheets).

5. REVENUE (continued)

Contract Assets and Liabilities are as follows:

	December 31,
	2020	2019
Contract Assets
Costs to fulfill contract with Amazon	$3,614	$—
Air Traffic Liabilities	$101,075	$116,660
Loyalty Program Liabilities	22,069	22,892
Amazon Deferred Start-up Costs Payments Received	5,240	1,633
Total Contract Liabilities	$128,384	$141,185

The balance in the Air Traffic Liabilities fluctuates with seasonal travel patterns. Most tickets can be purchased no more than twelve months in advance, therefore any revenue associated with tickets sold for future travel will be recognized within that timeframe. For the year ended December 31, 2020, $110,868 of revenue was recognized in Passenger Revenue that was included in the Air Traffic Liabilities as of December 31, 2019 and $4,502 in cash refunded to customers, mainly due to COVID-19 related flight cancellations. Of the December 31, 2019 Air Traffic Liabilities remaining as of December 31, 2020, $1,045 relates to COVID-19 extensions and $245 relates to gift certificates.

As part of the Amazon Agreement executed in December 2019, Amazon paid the Company $10,300 toward start-up costs, of which $6,300 was received as of December 31, 2019 and the remainder was received in February 2020. Upon signing this agreement, Amazon received 632,183 fully vested warrants to purchase the Company’s common stock, with a fair value of $4,667. This fair value was assigned to a portion of the $10,300 cash received from Amazon and the remaining $5,633 is being amortized into Cargo revenue on a pro-rata basis over the initial six years of the Amazon Agreement. For the year ended December 31, 2020, $393 has been amortized into Cargo revenue.

Loyalty Program

The Sun Country Rewards program provides loyalty awards to program members based on accumulated loyalty points. Loyalty points are earned as a result of travel and purchases using the Company’s co-branded credit card. The balance of the Loyalty Program Liabilities fluctuates based on seasonal patterns, which impact the volume of loyalty points awarded through travel or issued to co-branded credit card and other partners (deferral of revenue) and loyalty points redeemed (recognition of revenue).

Changes in the Loyalty Program Liabilities are as follows:

	2020	2019
Balance—December 31, 2018		$23,950
ASC 606 adoption adjustment (January 1, 2019)		4,867
Balance—January 1	$22,892	$28,817
Loyalty Points Earned	4,015	6,483
Loyalty Points Redeemed(1)	(4,838)	(12,408)
Balance—December 31	$22,069	$22,892
(1)	Principally relates to revenue recognized from the redemption of loyalty points for both air and non-air travel awards. Loyalty points are combined in one homogenous pool and are not separately identifiable. As such, the redemptions are comprised of points that were part of the Loyalty Program Liabilities balance at the beginning of the period, as well as loyalty points that were earned during the period.

The timing of loyalty point redemptions can vary significantly, however most new points, that are not left to expire, are redeemed within two years. Given the inherent uncertainty of the current operating environment due to COVID-19, the Company will continue to monitor redemption patterns and will adjust estimates in the future, which could be material.